Sector Regulation and Electricity System Operations - Latest Tariff Modifications - (Detail)	12 Months Ended
Dec. 31, 2021
Disclosure Of Information About Activities Subject To Rate Regulation [Line Items]
Low voltage	11.38%
Enel Distribucin Ro S.A. (ex - Ampla) (Distribution) [Member]
Disclosure Of Information About Activities Subject To Rate Regulation [Line Items]
High voltage	10.38%
Low voltage	4.63%
Enel Distribucion Ceara S.A. [Member]
Disclosure Of Information About Activities Subject To Rate Regulation [Line Items]
High voltage	10.21%
Low voltage	8.54%
Enel Distribucion Sao Paulo S.A
Disclosure Of Information About Activities Subject To Rate Regulation [Line Items]
High voltage	3.67%
Enel Distribucin Goias S.A. [Member]
Disclosure Of Information About Activities Subject To Rate Regulation [Line Items]
High voltage	14.21%
Low voltage	17.32%